Asset Retirement Obligations - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD SwitchingStation	Dec. 31, 2014 CAD
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs	2.00%
Asset retirement obligations recorded	CAD 9	CAD 9
Removal and Disposal of Asbestos [Member]
Asset Retirement Obligations [Line Items]
Asset retirement obligations recorded	8	8
Facility Decommissioning Costs [Member]
Asset Retirement Obligations [Line Items]
Asset retirement obligations recorded	CAD 1	CAD 1
Number of assets retired in future | SwitchingStation	2
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	3.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	5.00%